REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Over time:
Charter hire	$ 193,631	$ 210,079	$ 81,212
Freight revenue	236,327	245,179	122,766
Vessel revenue	429,958	455,258	203,978
Management fees	521	581	1,526
Other	521	581	1,526
At a point in time:
Sale of ships	29,600	0	4,937
Sale of bunkers and other consumables	381	0	241
Ship sales	29,981	0	5,178
Revenue	$ 460,460	$ 455,839	$ 210,682